Long-Term Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-Term Loans (Details) [Line Items]
Interest expense on long-term loan	$ 163,333	$ 101,159	$ 245,897
Ruike Member
Long-Term Loans (Details) [Line Items]
Carrying amount of debt	$ 2,543,916